Derivatives - Schedule of by major risk type, the Company’s realized and unrealized gains (losses) relating to derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	$ 0	$ 0	$ 28,035
Unrealized Gain (Loss) on Derivatives	0	0	(27,391)
Credit Default Swaps - Protection Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(3,557)
Unrealized Gain (Loss) on Derivatives	0	0	921
Credit Default Swaps - Protection Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(333)
Unrealized Gain (Loss) on Derivatives	0	0	744
Credit Default Swap [Member]
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	3,486
Unrealized Gain (Loss) on Derivatives	0	0	(2,000)
Equity Contracts | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	32,460
Unrealized Gain (Loss) on Derivatives	0	0	(15,098)
Equity Contracts | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	4,568
Unrealized Gain (Loss) on Derivatives	0	0	(3,608)
Total Return Swaps | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	16,792
Unrealized Gain (Loss) on Derivatives	0	0	(15,864)
Total Return Swaps | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(17,329)
Unrealized Gain (Loss) on Derivatives	0	0	1,883
Interest Rate Swaptions
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(1,819)
Unrealized Gain (Loss) on Derivatives	0	0	1,228
Index Futures | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	403
Unrealized Gain (Loss) on Derivatives	0	0	0
Index Futures | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	50
Unrealized Gain (Loss) on Derivatives	0	0	0
Sovereign Futures [Member] | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	639
Unrealized Gain (Loss) on Derivatives	0	0	0
Sovereign Debt Futures | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(1,166)
Unrealized Gain (Loss) on Derivatives	0	0	0
Total Return Swap [Member] | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(7,569)
Unrealized Gain (Loss) on Derivatives	0	0	0
Foreign Currency Forward Contracts
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(2,849)
Unrealized Gain (Loss) on Derivatives	0	0	4,403
Foreign Currency Future Options - Purchased | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(108)
Unrealized Gain (Loss) on Derivatives	0	0	0
Foreign Currency Options | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	5,138
Unrealized Gain (Loss) on Derivatives	0	0	0
Foreign Currency Options | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	(771)
Unrealized Gain (Loss) on Derivatives	0	0	0
Reinsurance contracts accounted for as derivative assets [Member]
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0
Unrealized Gain (Loss) on Derivatives	1,222	0	0
Embedded derivatives in reinsurance contracts
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0
Unrealized Gain (Loss) on Derivatives	1,248	(9)	149
Derivative liabilities (embedded)
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0
Unrealized Gain (Loss) on Derivatives	$ 26	$ (9)	$ 149